Expense Example, No Redemption	Jun. 28, 2025 USD ($)
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 84
Expense Example, No Redemption, 3 Years	262
Expense Example, No Redemption, 5 Years	455
Expense Example, No Redemption, 10 Years	1,014
Bright Rock Mid Cap Growth Fund | Bright Rock Mid Cap Growth Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	109
Expense Example, No Redemption, 3 Years	340
Expense Example, No Redemption, 5 Years	590
Expense Example, No Redemption, 10 Years	1,306
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	67
Expense Example, No Redemption, 3 Years	211
Expense Example, No Redemption, 5 Years	368
Expense Example, No Redemption, 10 Years	822
Bright Rock Quality Large Cap Fund | Bright Rock Quality Large Cap Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	93
Expense Example, No Redemption, 3 Years	290
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	$ 1,120